Related party transactions - Key management personnel (Details) - General Partner - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Transactions
Amount paid for services received from related party	€ 8,178	€ 8,783
Balances
Accounts receivable	5,221	769
Accounts payable	€ 6,691	€ 24,265